Summary of significant accounting policies - Revenue recognition (Details)	12 Months Ended			60 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)
Revenue Recognition
Number of electric distribution cooperative members | item	38
Number of services provided | item	2
Energy supplied to members, percent	58.00%	62.00%	57.00%
Minimum margins for interest ratio under the first mortgage indenture	1.10	1.10	1.10
Targeted margins for interest ratio	1.14	1.14	1.14
Refund liability	$ 28,471,000	$ 30,029,000		$ 28,471,000
Total revenues	2,130,137,000	1,604,863,000	$ 1,377,618,000
Vogtle Units No. 3 & No. 4
Operating revenues
Recovery of financing costs	14,796,000	15,693,000	14,684,000
Cumulative recovery of financing costs	$ 126,432,000
Additional collection period (in years)	5 years
Billed amount	$ 11,774,000	143,000,000	125,842,000	369,102,000
Members
Revenue Recognition
Total revenues	1,974,683,000	1,557,109,000	1,377,010,000
Operating revenues
Receivables	$ 187,401,000	$ 143,715,000	$ 135,462,000	187,401,000
Jackson EMC | Total operating revenues | Revenues of members
Operating revenues
Concentration risk (as a percent)	16.00%	15.20%	15.20%
GreyStone Power Corporation, an EMC | Total operating revenues | Revenues of members
Operating revenues
Concentration risk (as a percent)	10.00%	8.70%	8.70%
Cobb EMC | Total operating revenues | Revenues of members
Operating revenues
Concentration risk (as a percent)	9.50%	12.30%	13.20%
Non-Members
Revenue Recognition
Total revenues	$ 155,454,000	$ 47,754,000	$ 608,000
Operating revenues
Receivables	32,614,000			$ 32,614,000
Capacity revenues | Members
Revenue Recognition
Total revenues	984,036,000	946,662,000	971,071,000
Capacity revenues | Non-Members
Revenue Recognition
Total revenues	82,000
Energy revenues | Members
Revenue Recognition
Total revenues	990,647,000	610,447,000	405,939,000
Energy revenues | Non-Members
Revenue Recognition
Total revenues	$ 155,372,000	$ 47,754,000	$ 608,000